Wireless Licenses, Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Wireless Licenses, Goodwill and Other Intangible Assets

Note 3

Wireless Licenses, Goodwill and Other Intangible Assets

Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2015	$75,341
Acquisitions (Note 2)	10,474
Capitalized interest on wireless licenses	389
Reclassifications, adjustments and other	371

Balance at December 31, 2015	$86,575
Acquisitions (Note 2)	28
Capitalized interest on wireless licenses	506
Reclassifications, adjustments and other	(436)

Balance at December 31, 2016	$86,673

Reclassifications, adjustments and other includes the exchanges of wireless licenses in 2016 and 2015 as well as $0.9 billion and $0.3 billion of Wireless licenses that are classified as Assets held for sale on our consolidated balance sheets at December 31, 2016 and 2015, respectively. See Note 2 for additional details.

At December 31, 2016 and 2015, approximately $10.0 billion and $10.4 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs.

The average remaining renewal period of our wireless license portfolio was 5.1 years as of December 31, 2016. See Note 1 for additional details.

Goodwill

Changes in the carrying amount of Goodwill are as follows:

		(dollars in millions)
	Wireless	Wireline	Other	Total
Balance at January 1, 2015	$18,390	$6,249	$–	$24,639
Acquisitions (Note 2)	3	–	2,035	2,038
Reclassifications, adjustments and other	–	(1,918)	572	(1,346)

Balance at December 31, 2015	$18,393	$4,331	$2,607	$25,331
Acquisitions (Note 2)	–	–	2,310	2,310
Reclassifications, adjustments and other	–	(547)	111	(436)

Balance at December 31, 2016	$18,393	$3,784	$5,028	$27,205

During the second quarter of 2016, we allocated $0.1 billion of Goodwill on a relative fair value basis from Wireline to Other as a result of the reclassification of our telematics businesses (see Note 12 for additional details). During the fourth quarter of 2016, we allocated $0.4 billion of Goodwill on a relative fair value basis from Wireline to Non-current assets held for sale on our consolidated balance sheet as of December 31, 2016 as a result of our agreement to sell 24 data center sites (see Note 2 for additional details). As a result of acquisitions completed during 2016, we recognized preliminary Goodwill of $2.3 billion, which is included within Other (see Note 2 for additional details).

As a result of the acquisition of AOL in the second quarter of 2015, we recognized Goodwill of $1.9 billion, which is included within Other (see Note 2 for additional details). We also allocated $0.6 billion of goodwill on a relative fair value basis from Wireline to Other as a result of an internal reorganization. This increase was partially offset by a decrease in Goodwill in Wireline primarily due to the reclassification of $1.3 billion of Goodwill to Non-current assets held for sale on our consolidated balance sheet at December 31, 2015 as a result of the Access Line Sale (see Note 2 for additional details). The amount of Goodwill reclassified was based on a relative fair value basis.

Other Intangible Assets

The following table displays the composition of Other intangible assets, net:

				(dollars in millions)
		2016			2015
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (6 to 14 years)	$2,884	$(480)	$2,404	$4,139	$(2,365)	$1,774
Non-network internal-use software (3 to 8 years)	16,135	(10,913)	5,222	14,542	(9,620)	4,922
Other (5 to 25 years)	1,854	(583)	1,271	1,346	(450)	896

Total	$20,873	$(11,976)	$8,897	$20,027	$(12,435)	$7,592

The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2016	$1,701
2015	1,694
2014	1,567

Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2017	$1,749
2018	1,564
2019	1,358
2020	1,121
2021	938